Derivative Liabilities (Details 2) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	May 25, 2013
Financial liabilities, Beginning balance			$ 1,650,243	$ 0	$ 44,966
Recognition of derivative liability	44,966	44,966	3,431,541	44,966
Net unrealized loss on derivative liabilities			1,074,795
Net unrealized gain on conversion feature liabilities	(1,642)	(1,642)	(20,218)
Adjustment to additional paid in capital upon conversion and modification			(6,136,361)
Financial liabilities, Ending balance	4,324	4,324	4,324	1,650,243	44,966
Level 3 (Member)
Financial liabilities, Beginning balance				0
Recognition of derivative liability				44,966
Net unrealized loss on derivative liabilities				73,974
Financial liabilities, Ending balance				$ 1,650,243